Stockholders’ Equity (Deficit) and Stock-Based Compensation - Stock Option Awards, Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense subject to future recognition	$ 1.9	$ 2.2
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average recognition period	3 years 11 days	3 years 3 months 8 days